Employee Benefits - Summarizes Changes for All Plan investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	$ 2	$ 4	$ 3
Unrealized gains (losses) relating to assets still held at end of year	(1)	(2)
Purchases, sales, and settlements, net			1
Balance at end of period	$ 1	$ 2	4
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period			7
Purchases, sales, and settlements, net			$ (7)